Securities, 424I - Securities, 424I: 1	Jan. 09, 2026 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Ordinary Shares, par value $0.00005 per share
Fee Rate	0.00014%
Amount of Registration Fee	$ 2,977.78